ProShares S and P 500 Ex-Technology ETF Average Annual Total Returns			12 Months Ended				60 Months Ended		86 Months Ended	99 Months Ended	111 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	[3]	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024 [5]	Dec. 31, 2024 [7]	Dec. 31, 2024	Dec. 31, 2024	[4],[6]
S&P 500® Ex-Information Technology Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]				20.26%		10.97%				11.61%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.78%		25.02%	[4],[5],[6]	14.51%	[4],[5],[6]	14.18%	14.96%	14.72% [8]	13.09%
None
Prospectus [Line Items]
Average Annual Return, Percent					20.10%		10.79%				11.33%
Performance Inception Date		Sep. 22, 2015
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					19.67%		10.35%				10.84%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					12.11%		8.48%				9.22%

[1]	Index performance through September 20, 2018 reflects the performance of the S&P 500 Ex-Information Technology & Telecommunications Index. Index performance beginning on September 21, 2018 reflects the performance of the S&P 500 Ex-Information Technology Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[4]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Benchmark.
[5]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[6]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[7]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[8]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.